Other information	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Other information
Other information
a) Supplemental cash flow information

Year ended December 31,	2016	2015
Cash paid during the year for:
Interest	$5,895	$9,187
Income taxes	—	—
Cash received during the year for:
Interest	194	208
Income taxes	—	—

Year ended December 31,	2016	2015
Non-cash transactions:
Addition of plant and equipment by means of capital leases	$23,490	$20,058
Reclass from plant and equipment to assets held for sale	(1,374)	(1,566)
Non-cash working capital exclusions:
Decrease in inventory resulting from reclassification to plant and equipment	—	(1,128)
Decrease in inventory related to a non-monetary transaction	(575)	—
Net increase in accounts receivable related to sale of plant and equipment	—	(3,600)
Net decrease in accounts payable related to purchase of plant and equipment	—	(3,197)
Net decrease in accounts payable related to change in the lease inducement payable on the sublease	—	(107)
Increase in accrued liabilities related to the current portion of the deferred gain on sale leaseback	365	128
Net decrease in accrued liabilities related to current portion of RSU liability	(671)	(338)
Net decrease in accrued liabilities related to current portion of DSU liability	—	(408)
Net (decrease) increase in accrued liabilities related to the current portion of the senior executive stock options	—	(22)
Net increase (decrease) in accrued liabilities related to dividend payable	569	(697)

b) Net change in non-cash working capital
The table below represents the cash (used in) provided by non-cash working capital:

Year ended December 31,	2016	2015
Operating activities:
Accounts receivable	$(15,344)	$45,367
Unbilled revenue	1,600	26,057
Inventories	(1,437)	3,746
Prepaid expenses and deposits	126	690
Accounts payable	4,517	(29,751)
Accrued liabilities	4,144	(6,892)
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	614	457
	$(5,780)	$39,674